Business Combinations (Tables)	12 Months Ended
Dec. 31, 2020
Eall
Business Acquisition [Line Items]
Schedule of the fair value of the assets acquired and the liabilities assumed

Amounts
RMB
(in thousands)
Net assets acquired	39,996
Identifiable intangible assets
SaaS system	12,730
Customer relationships	2,950
Non‑competition agreement	2,740
Goodwill	424,051
Deferred tax liabilities	(4,605)
Total	477,862
Total purchase price is comprised of:
Cash consideration	401,026
Fair value of deemed issued shares	76,836
Total	477,862

Zhonghuan
Business Acquisition [Line Items]
Schedule of the fair value of the assets acquired and the liabilities assumed

Amounts
RMB
(in thousands)
Net assets acquired (i)	114,849
Identifiable intangible assets (ii)
License	316,800
Trademark and domain name	28,600
Software	41,700
Goodwill (iii)	1,343,556
Non‑controlling interests (iv)	(124,807)
Deferred tax liabilities	(80,505)
Total	1,640,193
Total purchase price is comprised of:
Cash consideration	930,999
Fair value of mandatorily redeemable non‑controlling interest including cash of RMB193,982 and fair value of the obligation to issue ordinary shares of RMB482,671	676,653
Fair value of contingent consideration including contingently returnable consideration from seller of (RMB17,349) and contingent consideration payable to seller of RMB49,890 (v)	32,541
Total	1,640,193
(i)	Net assets acquired primarily included cash, cash equivalents of RMB163 million as of the date of acquisition.
(ii)	Acquired amortizable intangible assets had estimated amortization periods not exceeding 7 years and a weighted-average amortization period of 3.7 years.

24. Business Combinations (Continued)

(iii)	The excess of purchase price over net tangible assets and identifiable intangible assets acquired were recorded as goodwill. Goodwill primarily represents the expected synergies from combining the Zhonghuan’s resources and experiences in real estate industry in central PRC with the Group’s current business. The goodwill is not expected to be deductible for tax purposes.
(iv)	Non-controlling interests were the interests allocated to the minority shareholders of subsidiaries of Zhonghuan. Fair value of the non-controlling interests was estimated with reference to the purchase price per share as of the acquisition date, adjusted for a discount for control premium.
(v)	The Group has a right to receive back a certain number of issued shares or certain amount cash from the seller according to the Earn-Out arrangement. Based on the premise that the Earn-Out arrangement is met, the Group has the obligation to pay contingent consideration when certain conditions occur. The contingently returnable consideration from seller and the contingent compensation to seller are measured at fair value through earnings with the assistance of an independent valuation firm. The amounts were RMB17 million and RMB50 million as of the acquisition date, and are recorded in other non-current assets and other non-current liabilities, respectively.